Income Taxes - Schedule of Unrecognized Deferred Income Tax Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 524,638	$ 469,264	$ 412,519
Unused tax losses [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	392,549	350,611	306,332
Deductible tax temporary difference [Member]
Disclosure Of Unrecognized Deferred Income Tax Assets [Line Items]
Unrecognized deferred income tax assets	$ 132,089	$ 118,653	$ 106,187